Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash on hand	$ 2,318	$ 2,396
Deposits in banks	28,906,583	50,570,815
Cash	$ 28,908,901	$ 50,573,211